NET PROFIT (LOSS) PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Net Profit (Loss) Per Share [Line Items]
NET PROFIT (LOSS) PER SHARE

NOTE 8 - NET LOSS PER SHARE:

The following table sets forth the computation of basic and diluted net loss per share attributable to ordinary shareholders for the periods presented (USD in thousands, except per share data):

	Six months ended June 30		Three months ended June 30
	2024	2023	2024	2023
Numerator:
Net loss	$2,912	$2,619	$1,489	$1,876
Net loss attributable to ordinary shareholders, basic and diluted:	$2,845	$2,427	$1,472	$1,653
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	251,655	252,462	250,847	252,462
Net loss per share attributable to ordinary shareholders, basic and diluted	$11.31	$9.61	$5.87	$6.54

Basic loss per share is computed on the basis of the net loss for the period divided by the weighted average number of ordinary shares outstanding during the period, including fully vested pre-funded options for the Company’s ordinary shares at an exercise price of $0.01 or 0.01 NIS per share, as the Company considers these shares to be exercised for little to no additional consideration.

As of June 30, 2024 and June 30, 2023, the basic loss per share calculation included a weighted average number of 300 and 33,108, respectively, of fully vested pre-funded options. As the inclusion of other potential ordinary shares equivalents in the calculation would be anti-dilutive for all periods presented, diluted net loss per share is the same as basic net loss per share.

The following instruments were not included in the computation of diluted earnings per share because of their anti-dilutive effect:

-	Redeemable convertible preferred shares;

-	Warrants to purchase redeemable convertible preferred shares;

-	Share-based compensation issuable at substantial consideration.

NOTE 13 — NET LOSS PER SHARE:

The following table sets forth the computation of basic and diluted net loss per share attributable to ordinary shareholders for the periods presented (USD in thousands, except per share data):

	Year ended December 31
	2023	2022
Numerator:
Net loss for the year	$5,108	$3,488
Net loss attributable to ordinary shareholders, basic and diluted:	$4,942	$3,215
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	252,462	252,371
Net loss per share attributable to ordinary shareholders, basic and diluted	$19.57	$12.74

Basic loss per share is computed on the basis of the net loss for the period divided by the weighted average number of ordinary shares outstanding during the period, and fully vested Pre-Funded options for the Company’s ordinary shares at an exercise price of $0.01 or 0.01 NIS per share, as the Company considers these shares to be exercised for little to no additional consideration.

As of December 31, 2023 and 2022, the basic loss per share calculation included a weighted average number of 33,108 of fully vested Pre-Funded options. As the inclusion of shares of ordinary shares equivalents in the calculation would be anti-dilutive for all periods presented, diluted net loss per share is the same as basic net loss per share.

The following instruments were not included in the computation of diluted earnings per share because of their anti-dilutive effect:

●	Redeemable convertible preferred shares (see Note 9);

●	Warrants to purchase redeemable convertible preferred shares (see Note 8);

●	Simple agreements for future equity (see Note 7);

●	Share-based compensation issuable at substantial consideration (see Note 11).

MORINGA ACQUISITION CORP [Member]
Net Profit (Loss) Per Share [Line Items]
NET PROFIT (LOSS) PER SHARE

NOTE 8 - NET PROFIT (LOSS) PER SHARE:

The following table reflects the calculation of basic and diluted net profit (loss) per share (in dollars, except share amounts):

	Six months ended June 30,		Three months ended June 30,
	2024	2023	2024	2023
Net profit (loss) for the period	$(310,793)	$476,143	$(110,575)	$162,948
Less – interest earned on Investment held in Trust Account	(149,236)	(1,063,043)	(75,305)	(318,002)
Net loss excluding interest	$(460,029)	$(586,900)	$(185,880)	$(155,054)

Class A ordinary shares subject to possible redemption:
Numerator:
Net loss excluding interest	$(61,220)	$(351,654)	$(24,737)	$(67,544)
Accretion to Class A ordinary shares subject to possible redemption to redemption amount (“Accretion”)	226,486	1,463,043	113,930	558,002
	$165,266	$1,111,389	$89,193	$490,458

Denominator:
weighted average number of shares	515,019	5,015,185	515,019	2,589,567

Net profit per Class A ordinary share subject to possible redemption – basic and diluted	$0.32	$0.22	$0.17	$0.19

Non-redeemable Class A and B ordinary shares:
Numerator:
Net loss excluding interest	$(398,809)	$(235,246)	$(161,143)	$(87,510)
Accretion	(77,250)	(400,000)	(38,625)	(240,000)
	(476,059)	(635,246)	(199,768)	(327,510)

Denominator:
weighted average number of shares	3,355,000	3,355,000	3,355,000	3,355,000

Net loss per non-redeemable Class A and B ordinary share – basic and diluted	$(0.14)	$(0.19)	$(0.06)	$(0.10)

The potential exercise of 5,750,000 Public Warrants and 190,000 Private Warrants sold in the Public Offering and Private Placements as detailed in Note 3 into 5,940,000 shares has not been included in the calculation of diluted net profit (loss) per share, since the exercise of the warrants is contingent upon the occurrence of a future event.

Additionally, the effect of the conversion of the Second, Third, Fourth and Fifth Promissory Notes into an aggregate amount of 1,500,000 private warrants (exercisable into 1,500,000 shares) as detailed in Note 4, has not been included in the calculation of diluted net profit (loss) per share, since the conversion of the abovementioned promissory notes is contingent upon the occurrence of a future event.

As a result, diluted net profit (loss) per share is the same as basic net profit (loss) per share for each of the periods presented, and for each class.

NOTE 8 — NET PROFIT (LOSS) PER SHARE:

The following table reflects the calculation of basic and diluted net profit (loss) per share (in dollars, except share amounts):

	Year ended December 31,
	2023	2022
Net profit for the year	$263,073	$584,025
Less – interest earned on Investment held in Trust Account	(1,364,444)	(1,685,666)
Net loss excluding interest	$(1,101,371)	$(1,101,641)

Class A ordinary shares subject to possible redemption:
Numerator:
Net loss excluding interest	$(498,567)	$(852,835)
Accretion to Class A ordinary shares subject to possible redemption to redemption amount (“Accretion”)	1,908,820	1,685,666
	$1,410,253	$832,831

Denominator:
Weighted average number of shares	2,774,850	11,500,000

Basic and diluted net profit per Class A ordinary share subject to possible redemption	$0.51	$0.07

Non-redeemable Class A and B ordinary shares:
Numerator:
Net loss excluding interest	$(602,804)	$(248,806)
Accretion	(544,376)	—
	(1,147,180)	(248,806)
Denominator:
Weighted average number of shares	3,355,000	3,355,000

Basic and diluted net loss per non-redeemable Class A and B ordinary share	$(0.34)	$(0.07)

The potential exercise of 5,750,000 Public Warrants and 190,000 Private Warrants sold in the Public Offering and Private Placements as detailed in Note 3 into 5,940,000 shares has not been included in the calculation of diluted net profit (loss) per share, since the exercise of the warrants is contingent upon the occurrence of a future event.

Additionally, the effect of the conversion of the Second, Third, Forth and Fifth Promissory Notes into an aggregate amount of 1,500,000 private warrants (exercisable into 1,500,000 shares) as detailed in Note 4, has not been included in the calculation of diluted net profit (loss) per share, since the conversion of the abovementioned promissory notes is contingent upon the occurrence of a future event.

As a result, diluted net profit (loss) per share is the same as basic net profit (loss) per share for each of the periods presented, and for each class.